1290 SmartBeta Equity Fund Investment Strategy - 1290 SmartBeta Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of U.S. companies and foreign companies in developed markets. The Fund may invest in large-, mid- and small-capitalization companies and will be broadly diversified across companies and industries. The Fund invests primarily in common stocks, but it also may invest in other equity securities such as preferred stocks, warrants, American Depositary Receipts and similar instruments. AXA Investment Managers US Inc. (the “Sub-Adviser”) believes that investing in equity markets using a traditional indexing approach exposes an investor to general market risk, including concentration in the largest capitalization securities in the applicable index, volatility, and unpredictable earnings that, over a full market cycle, do not necessarily provide optimal market returns. The Sub-Adviser’s strategy in constructing the portfolio differs from a traditional indexing approach under which a fund generally invests in all or a representative sample of the securities in the applicable index and weights those securities according to their market capitalization. In the Sub-Adviser’s view, market return, or “beta,” can be achieved with less exposure to general market risk. The Sub-Adviser’s SmartBeta Equity strategy seeks to achieve, over a full market cycle, above-market returns with less volatility compared to the equity markets as a whole, as measured by the MSCI World Index. Generally, a full market cycle consists of a period of rising stock prices and strong performance (a bull market) followed by a period of falling stock prices and weak performance (a bear market), and a return to a bull market. In constructing the Fund’s portfolio, the Sub-Adviser begins with the MSCI World Index, a universe of global developed market equity securities. The Sub-Adviser then uses computer-aided quantitative analysis to identify securities for potential investment by applying proprietary filters that interact to analyze individual issuer data for risk factors that may include, but are not limited to, lower earnings quality, higher price volatility, speculation and distress. Securities that pass the filters are assigned a preliminary weighting in the portfolio. The Sub-Adviser next applies a proprietary diversification methodology, which is designed to produce a weighting scheme that reduces concentration risk by applying a greater level of diversification to the largest securities (by market capitalization). The Sub-Adviser also integrates Environmental, Social and Governance (“ESG”) considerations into its portfolio construction process that seeks to optimize the ESG portfolio while substantially retaining the desired risk/return thereof. In constructing the portfolio, the Sub-Adviser evaluates each company and considers various ESG factors, including a company’s environmental impact, carbon footprint and water intensity, and assesses the potential impact of corporate controversies. The Sub-Adviser may apply this investment selection process to invest in emerging market equity securities. The Sub-Adviser may sell a security for a variety of reasons, including but not limited to, when the security's fundamentals no longer meet the Sub-Adviser’s criteria, or to secure gains, limit losses, or redeploy assets into securities that the Sub-Adviser believes offer superior investment opportunities.